REVENUES, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES, NET
Revenues, Net	$ 69,446,852	$ 48,259,601
Retail
REVENUES, NET
Revenues, Net	21,734,403	14,503,125
Wholesale
REVENUES, NET
Revenues, Net	$ 47,712,449	$ 33,756,476